Brundage, Story and Rose
                                Investment Trust


April 4, 2002

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  Brundage, Story and Rose Investment Trust (the "Trust)
          File Nos. 33-37123 and 811-6185

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 14 has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary


           221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
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